Report of the directors financial review risk report (Tables)	6 Months Ended
Jun. 30, 2022
Report Of The Directors Financial Review Risk Report [Abstract]
Disclosure of detailed information about financial instruments

Summary of financial instruments to which the impairment requirements in IFRS 9 are applied
	At 30 Jun 2022		At 31 Dec 2021
	Gross carrying/ nominal amount	Allowance for ECL[1]	Gross carrying/ nominal amount	Allowance for ECL[1]
	$m	$m	$m	$m
Loans and advances to customers at amortised cost	1,039,130	(10,774)	1,057,231	(11,417)
– personal	463,621	(2,918)	478,337	(3,103)
– corporate and commercial	509,566	(7,684)	513,539	(8,204)
– non-bank financial institutions	65,943	(172)	65,355	(110)
Loans and advances to banks at amortised cost	96,481	(52)	83,153	(17)
Other financial assets measured at amortised cost	950,007	(281)	880,351	(193)
– cash and balances at central banks	363,613	(5)	403,022	(4)
– items in the course of collection from other banks	8,073	—	4,136	—
– Hong Kong Government certificates of indebtedness	43,866	—	42,578	—
– reverse repurchase agreements – non-trading	244,451	—	241,648	—
– financial investments	154,294	(75)	97,364	(62)
– prepayments, accrued income and other assets[2]	135,710	(201)	91,603	(127)
Total gross carrying amount on-balance sheet	2,085,618	(11,107)	2,020,735	(11,627)
Loans and other credit-related commitments	633,091	(337)	627,637	(379)
– personal	237,077	(30)	239,685	(39)
– corporate and commercial	263,452	(291)	283,625	(325)
– financial	132,562	(16)	104,327	(15)
Financial guarantees	17,586	(42)	27,795	(62)
– personal	1,120	—	1,130	—
– corporate and commercial	12,393	(41)	22,355	(58)
– financial	4,073	(1)	4,310	(4)
Total nominal amount off-balance sheet[3]	650,677	(379)	655,432	(441)
	2,736,295	(11,486)	2,676,167	(12,068)

	Fair value	Memorandum allowance for ECL[4]	Fair value	Memorandum allowance for ECL[4]
	$m	$m	$m	$m
Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)	274,765	(120)	347,203	(96)
1    Total ECL is recognised in the loss allowance for the financial asset unless total ECL exceeds the gross carrying amount of the financial asset, in which case the ECL is recognised as a provision.
2    Includes only those financial instruments that are subject to the impairment requirements of IFRS 9. ‘Prepayments, accrued income and other assets’, as presented within the consolidated balance sheet on page 104, includes both financial and non-financial assets. The 30 June 2022 balances include $1,918m gross carrying amounts (31 December 2021: $2,424m) and $133m allowances for ECL (31 December 2021: $39m) related to assets held for sale under business disposals as disclosed in Note 15 ‘Business acquisitions and disposals’ on page 127.
3    Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.
4    Debt instruments measured at FVOCI continue to be measured at fair value with the allowance for ECL as a memorandum item. Change in ECL is recognised in ‘Change for expected credit losses and other credit impairment charges’ in the income statement.
The following table shows the difference between the fair value at initial recognition, which is the transaction price, and the value that would have been derived had valuation techniques used for subsequent measurement been applied at initial recognition, less subsequent releases.

Unamortised balance of derivatives valued using models with significant unobservable inputs
	Half-year to
	30 Jun	30 Jun	31 Dec
	2022	2021	2021
	$m	$m	$m
Unamortised balance at beginning of period	106	104	120
Deferral on new transactions	100	187	124
Recognised in the income statement during the period	(99)	(172)	(136)
– amortisation	(61)	(89)	(88)
– subsequent to unobservable inputs becoming observable	—	(3)	(1)
– maturity, termination or offsetting derivative	(38)	(80)	(47)
Exchange differences	(8)	1	(2)
Unamortised balance at end of period[1]	99	120	106
1 This amount is yet to be recognised in the consolidated income statement.

Disclosure of macroeconomic variables and probabilities
The following table describes key macroeconomic variables and the probabilities assigned in the consensus Central scenario.

Central scenario 3Q22–2Q27
	UK	US	Hong Kong	Mainland China	Canada	France	UAE	Mexico
	%	%	%	%	%	%	%	%
GDP growth rate
2022: Annual average growth rate	3.7	2.8	1.1	4.5	4.0	2.9	5.3	1.8
2023: Annual average growth rate	1.4	2.0	3.8	5.1	2.6	1.8	4.3	2.1
2024: Annual average growth rate	1.6	1.9	2.5	5.0	1.8	1.6	3.2	2.2
5-year average	1.6	1.9	2.9	4.9	2.2	1.5	3.3	2.2
Unemployment rate
2022: Annual average rate	4.0	3.6	4.4	3.8	5.5	7.5	3.0	3.8
2023: Annual average rate	4.2	3.6	3.6	3.7	5.4	7.4	2.7	3.8
2024: Annual average rate	4.1	3.6	3.5	3.7	5.6	7.3	2.6	3.8
5-year average	4.1	3.6	3.5	3.7	5.5	7.3	2.6	3.7
House price growth
2022: Annual average growth rate	9.2	14.7	(1.2)	(0.5)	18.9	5.8	9.4	7.2
2023: Annual average growth rate	2.9	6.4	1.2	1.3	(2.2)	4.5	3.4	5.3
2024: Annual average growth rate	2.9	4.5	2.5	3.5	(0.5)	4.1	2.5	4.8
5-year average	3.3	5.3	1.9	3.2	2.6	3.9	3.5	4.8
Inflation rate
2022: Annual average rate	8.3	7.0	2.3	2.2	5.4	4.5	3.2	6.8
2023: Annual average rate	4.7	3.2	2.2	2.3	2.8	2.4	2.3	4.5
2024: Annual average rate	2.1	2.2	2.2	2.3	2.3	2.0	2.2	4.0
5-year average	3.2	2.8	2.2	2.4	2.5	2.3	2.2	4.0
Probability	50	60	55	55	60	40	65	60
The following table describes key macroeconomic variables and the probabilities assigned in the consensus Upside scenario.

Consensus Upside scenario ‘best outcome’
	UK		US		Hong Kong		Mainland China		Canada		France		UAE		Mexico
	%		%		%		%		%		%		%		%
GDP growth rate	4.3	(2Q24)	4.7	(1Q23)	12.4	(1Q23)	10.2	(2Q23)	5.9	(2Q23)	3.4	(2Q23)	13.4	(2Q23)	5.8	(2Q23)
Unemployment rate	3.2	(2Q24)	3.1	(3Q22)	2.8	(4Q23)	3.5	(1Q23)	4.4	(1Q23)	6.4	(2Q24)	1.9	(4Q23)	3.2	(3Q23)
House price growth	9.8	(3Q22)	13.2	(3Q22)	7.7	(2Q23)	6.2	(2Q23)	18.2	(3Q22)	6.1	(3Q23)	15.4	(2Q23)	9.3	(3Q23)
Inflation rate	10.2	(3Q22)	7.8	(3Q22)	4.1	(3Q23)	5.8	(1Q23)	6.8	(4Q22)	6.7	(4Q22)	4.0	(4Q23)	7.6	(3Q23)
Probability	10		5		5		5		5		10		5		5
Note: Extreme point in the consensus Upside is ‘best outcome’ in the scenario, for example the highest GDP growth and the lowest unemployment rate, in the first two years of the scenario. Inflation is positively correlated with GDP in the Upside scenario, and the ‘best outcome’ also refers to the cyclical high point.
The following table describes key macroeconomic variables and the probabilities assigned in the consensus Downside scenario.

Consensus Downside scenario ‘worst outcome’
	UK		US		Hong Kong		Mainland China		Canada		France		UAE		Mexico
	%		%		%		%		%		%		%		%
GDP growth rate	(0.7)	(2Q23)	(1.7)	(2Q23)	(2.9)	(4Q23)	1.3	(1Q23)	(0.8)	(2Q23)	0.1	(2Q23)	(0.6)	(2Q23)	(1.0)	(2Q23)
Unemployment rate	5.5	(2Q23)	5.1	(1Q23)	5.4	(4Q22)	4.2	(1Q23)	6.6	(2Q24)	8.5	(1Q23)	4.0	(1Q23)	4.7	(1Q23)
House price growth	(4.1)	(3Q23)	2.9	(1Q24)	(8.3)	(3Q23)	(4.3)	(2Q23)	(9.0)	(2Q23)	2.4	(2Q23)	(4.8)	(4Q23)	2.2	(3Q23)
Inflation rate	0.7	(2Q24)	0.7	(2Q23)	(0.5)	(3Q23)	(0.7)	(3Q23)	0.0	(2Q23)	(0.6)	(2Q23)	0.4	(4Q23)	2.3	(3Q23)
Probability	0		15		20		30		15		0		20		10
Note: Extreme point in the consensus Downside is ‘worst outcome’ in the scenario, for example the lowest GDP growth and the highest unemployment rate, in the first two years of the scenario. Inflation is positively correlated with GDP in the Downside scenario, and the ‘worst outcome’ refers to the cyclical low point.
The following table describes key macroeconomic variables and the probabilities assigned in the Downside 1 scenario.

Downside 1 scenario ’worst outcome’
	UK		US		Hong Kong		Mainland China		Canada		France		UAE		Mexico
	%		%		%		%		%		%		%		%
GDP growth rate	(3.7)	(1Q25)	(4.1)	(4Q24)	(3.0)	(4Q23)	(1.2)	(1Q25)	(0.6)	(4Q23)	(3.1)	(1Q25)	(2.5)	(1Q25)	(5.3)	(1Q25)
Unemployment rate	6.6	(1Q24)	8.8	(4Q24)	6.5	(4Q24)	4.8	(1Q25)	9.9	(2Q25)	9.1	(3Q25)	3.0	(3Q22)	5.2	(2Q25)
House price growth	(11.9)	(1Q24)	(4.2)	(1Q25)	(7.6)	(2Q25)	(9.8)	(3Q23)	(8.2)	(4Q23)	(2.0)	(4Q24)	(4.4)	(2Q25)	2.8	(4Q25)
Inflation rate	9.5	(3Q22)	6.9	(3Q22)	4.2	(1Q23)	4.2	(1Q23)	6.3	(4Q22)	5.0	(4Q22)	3.7	(3Q22)	6.8	(3Q22)
Probability	30		10		15		5		10		35		5		15
Note: Extreme point in the Downside 1 is the ‘worst outcome’ in the scenario, for example the lowest GDP growth and the highest inflation and unemployment rate.
The following table describes key macroeconomic variables and the probabilities assigned in the Downside 2 scenario.

Downside 2 scenario ‘worst outcome’
	UK		US		Hong Kong		Mainland China		Canada		France		UAE		Mexico
	%		%		%		%		%		%		%		%
GDP growth rate	(6.3)	(2Q23)	(4.9)	(2Q23)	(9.3)	(2Q23)	(5.0)	(2Q23)	(3.4)	(3Q23)	(5.5)	(2Q23)	(6.5)	(4Q23)	(7.2)	(2Q23)
Unemployment rate	8.5	(3Q23)	9.1	(1Q24)	5.9	(2Q23)	5.4	(2Q24)	11.1	(4Q23)	10.2	(2Q24)	4.6	(3Q22)	5.7	(4Q23)
House price growth	(15.2)	(3Q23)	(10.8)	(2Q23)	(10.8)	(3Q23)	(18.7)	(2Q23)	(30.1)	(3Q23)	(4.5)	(2Q24)	(11.3)	(1Q24)	1.1	(4Q23)
Inflation rate	(2.2)	(4Q23)	1.5	(2Q24)	(0.5)	(1Q24)	1.4	(2Q24)	0.9	(2Q24)	(2.7)	(4Q23)	1.7	(2Q24)	3.4	(2Q24)
Probability	10		10		5		5		10		15		5		10
Note: Extreme point in the Downside 2 is ‘worst outcome’ in the scenario, for example the lowest GDP growth and the highest unemployment rate, in the first two years of the scenario. After a temporary increase, inflation remains positively correlated with GDP in the Downside 2 scenario, and the ‘worst outcome’ refers to the scenario low point.

IFRS 9 ECL sensitivity to future economic conditions[1,2]
	Gross carrying amount	Reported ECL	Consensus Central scenario ECL	Consensus Upside scenario ECL	Consensus Downside scenario ECL	Downside 1 scenario ECL	Downside 2 scenario ECL
By geography at 30 Jun 2022	$m	$m	$m	$m	$m	$m	$m
UK	432,013	730	509	433	613	923	1,851
US	216,976	247	219	198	245	266	371
Hong Kong	433,612	534	415	286	703	640	1,313
Mainland China	131,552	216	144	62	298	379	729
Canada	83,132	116	28	18	52	86	717
Mexico	24,919	79	62	48	90	151	223
UAE	44,323	84	71	41	105	115	155
France	177,515	142	122	109	146	158	182

By geography at 31 Dec 2021
UK	483,273	920	727	590	944	1,985
US	227,817	227	204	155	317	391
Hong Kong	434,608	767	652	476	984	1,869
Mainland China	120,627	149	113	36	216	806
Canada	85,117	151	98	61	150	1,121
Mexico	23,054	118	80	61	123	358
UAE	44,767	158	122	73	214	711
France	163,845	133	121	106	162	187
1    ECL sensitivity includes off-balance sheet financial instruments that are subject to significant measurement uncertainty.
2    Includes low credit-risk financial instruments such as debt instruments at FVOCI, which have high carrying amounts but low ECL under all the above scenarios.

IFRS 9 ECL sensitivity to future economic conditions[1]
	Gross carrying amount	Reported ECL	Consensus Central scenario ECL	Consensus Upside scenario ECL	Consensus Downside scenario ECL	Downside 1 scenario ECL	Downside 2 scenario ECL
By geography at 30 Jun 2022	$m	$m	$m	$m	$m	$m	$m
UK
Mortgages	144,630	169	156	150	170	186	200
Credit cards	7,147	433	336	293	434	495	836
Other	7,253	374	305	258	325	471	595
Mexico
Mortgages	5,560	118	107	96	124	115	160
Credit cards	1,303	167	157	143	180	182	216
Other	3,119	395	387	371	411	400	471
Hong Kong
Mortgages	98,070	—	—	—	—	—	—
Credit cards	7,180	236	208	182	269	310	336
Other	5,848	99	91	83	105	111	140
UAE
Mortgages	2,081	37	37	35	37	39	40
Credit cards	427	41	34	20	67	36	70
Other	656	17	15	12	16	17	21
France
Mortgages	21,384	59	59	59	59	59	60
Other	1,438	48	48	47	48	49	50
US
Mortgages	13,300	11	9	9	11	11	21
Credit cards	224	51	47	39	52	60	70
Canada
Mortgages	26,311	27	25	24	27	27	43
Credit cards	282	10	10	10	10	11	12
Other	1,520	14	12	11	14	16	24

By geography at 31 Dec 2021
UK
Mortgages	155,084	191	182	175	197	231
Credit cards	8,084	439	381	330	456	987
Other	7,902	369	298	254	388	830
Mexico
Mortgages	4,972	123	116	106	130	164
Credit cards	1,167	141	134	122	150	176
Other	2,935	366	360	350	374	401
Hong Kong
Mortgages	96,697	—	—	—	—	—
Credit cards	7,644	218	206	154	231	359
Other	5,628	109	101	88	128	180
UAE
Mortgages	1,982	45	44	42	46	57
Credit cards	429	43	41	29	54	82
Other	615	19	18	13	21	25
France
Mortgages	23,159	63	62	62	63	64
Other	1,602	61	61	60	61	63
US
Mortgages	15,379	28	27	26	29	41
Credit cards	446	80	76	70	83	118
Canada
Mortgages	26,097	28	27	26	29	48
Credit cards	279	9	9	9	10	13
Other	1,598	19	18	17	19	27
1    ECL sensitivities exclude portfolios utilising less complex modelling approaches.
Downside 1 scenario or the Downside 2 scenario at 30 June 2022, it would increase/(decrease) as presented in the below table.

	Retail[1]	Wholesale[1]
Total Group ECL at 30 Jun 2022	$bn	$bn
Reported ECL	2.8	2.6
Scenarios
100% consensus Central scenario	(0.3)	(0.7)
100% consensus Upside scenario	(0.5)	(1.1)
100% consensus Downside scenario	0.1	0.2
100% Downside 1 scenario	0.3	0.6
100% Downside 2 scenario	1.4	4.2

Total Group ECL at 31 Dec 2021
Reported ECL	3.0	3.1
Scenarios
100% consensus Central scenario	(0.2)	(0.6)
100% consensus Upside scenario	(0.5)	(1.2)
100% consensus Downside scenario	0.2	0.6
100% Downside 1 scenario
100% Downside 2 scenario	2.0	5.5
1    On the same basis as retail and wholesale sensitivity analysis.

Disclosure of financial assets that are either past due or impaired
Management judgemental adjustments made in estimating the reported ECL at 30 June 2022 are set out in the following table.

Management judgemental adjustments to ECL at 30 June 2022[1]
	Retail	Wholesale	Total
	$bn	$bn	$bn
Banks, sovereigns and government entities		—	—
Corporate lending adjustments		0.8	0.8
Inflation-related adjustments	0.1		0.1
Other macroeconomic-related adjustments	0.1		0.1
Pandemic-related economic recovery adjustments	0.1		0.1
Other retail lending adjustments	0.2		0.2
Total	0.4	0.8	1.2

Management judgemental adjustments to ECL at 31 December 2021[1]
	Retail	Wholesale	Total
	$bn	$bn	$bn
Banks, sovereigns and government entities		(0.1)	(0.1)
Corporate lending adjustments		1.3	1.3
Other macroeconomic-related adjustments			—
Pandemic-related economic recovery adjustments	0.2		0.2
Other retail lending adjustments	0.3		0.3
Total	0.5	1.2	1.7
1    Management judgemental adjustments presented in the table reflect increases or (decreases) to ECL, respectively.

Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation
	Gross carrying/nominal amount						Allowance for ECL	Net
	Strong	Good	Satisfactory	Sub-standard	Credit impaired	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers at amortised cost	524,443	239,180	227,371	28,934	19,202	1,039,130	(10,774)	1,028,356
– stage 1	511,234	208,847	166,552	5,189	—	891,822	(1,116)	890,706
– stage 2	13,209	30,333	60,819	23,744	—	128,105	(2,998)	125,107
– stage 3	—	—	—	—	19,086	19,086	(6,617)	12,469
– POCI	—	—	—	1	116	117	(43)	74
Loans and advances to banks at amortised cost	87,017	4,169	4,121	1,095	79	96,481	(52)	96,429
– stage 1	86,906	4,088	4,096	1	—	95,091	(8)	95,083
– stage 2	111	81	25	1,094	—	1,311	(25)	1,286
– stage 3	—	—	—	—	79	79	(19)	60
– POCI	—	—	—	—	—	—	—	—
Other financial assets measured at amortised cost	832,310	72,077	44,274	1,037	309	950,007	(281)	949,726
– stage 1	831,582	70,175	43,167	59	—	944,983	(71)	944,912
– stage 2	728	1,902	1,107	978	—	4,715	(119)	4,596
– stage 3	—	—	—	—	264	264	(85)	179
– POCI	—	—	—	—	45	45	(6)	39
Loan and other credit-related commitments	399,238	136,087	89,993	6,758	1,015	633,091	(337)	632,754
– stage 1	397,945	129,260	79,384	2,000	—	608,589	(124)	608,465
– stage 2	1,293	6,827	10,609	4,758	—	23,487	(159)	23,328
– stage 3	—	—	—	—	1,015	1,015	(54)	961
– POCI	—	—	—	—	—	—	—	—
Financial guarantees	7,065	4,504	4,787	1,050	180	17,586	(42)	17,544
– stage 1	7,008	4,227	3,807	156	—	15,198	(6)	15,192
– stage 2	57	277	980	894	—	2,208	(19)	2,189
– stage 3	—	—	—	—	180	180	(17)	163
– POCI	—	—	—	—	—	—	—	—
At 30 Jun 2022	1,850,073	456,017	370,546	38,874	20,785	2,736,295	(11,486)	2,724,809
Debt instruments at FVOCI[1]
– stage 1	262,420	10,762	8,824	—	—	282,006	(63)	281,943
– stage 2	86	28	111	2,083	—	2,308	(46)	2,262
– stage 3	—	—	—	—	5	5	(3)	2
– POCI	—	—	—	—	33	33	(8)	25
At 30 Jun 2022	262,506	10,790	8,935	2,083	38	284,352	(120)	284,232
1    For the purposes of this disclosure, gross carrying value is defined as the amortised cost of a financial asset, before adjusting for any loss allowance. As such, the gross carrying value of debt instruments at FVOCI will not reconcile to the balance sheet as it excludes fair value gains and losses.

Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation (continued)
	Gross carrying/notional amount
	Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total	Allowance for ECL	Net
	$m	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers at amortised cost	544,695	230,326	233,739	29,404	19,067	1,057,231	(11,417)	1,045,814
– stage 1	537,642	206,645	169,809	4,840	—	918,936	(1,367)	917,569
– stage 2	7,053	23,681	63,930	24,560	—	119,224	(3,119)	116,105
– stage 3	—	—	—	—	18,797	18,797	(6,867)	11,930
– POCI	—	—	—	4	270	274	(64)	210
Loans and advances to banks at amortised cost	72,978	4,037	5,020	1,118	—	83,153	(17)	83,136
– stage 1	72,903	3,935	4,788	10	—	81,636	(14)	81,622
– stage 2	75	102	232	1,108	—	1,517	(3)	1,514
– stage 3	—	—	—	—	—	—	—	—
– POCI	—	—	—	—	—	—	—	—
Other financial assets measured at amortised cost	774,026	71,648	33,142	1,188	347	880,351	(193)	880,158
– stage 1	773,427	70,508	30,997	84	—	875,016	(91)	874,925
– stage 2	599	1,140	2,145	1,104	—	4,988	(54)	4,934
– stage 3	—	—	—	—	304	304	(42)	262
– POCI	—	—	—	—	43	43	(6)	37
Loan and other credit-related commitments	389,865	136,297	92,558	8,142	775	627,637	(379)	627,258
– stage 1	387,434	129,455	76,043	1,541	—	594,473	(165)	594,308
– stage 2	2,431	6,842	16,515	6,601	—	32,389	(174)	32,215
– stage 3	—	—	—	—	775	775	(40)	735
– POCI	—	—	—	—	—	—	—	—
Financial guarantees	16,511	4,902	5,166	991	225	27,795	(62)	27,733
– stage 1	16,351	4,469	3,929	183	—	24,932	(11)	24,921
– stage 2	160	433	1,237	808	—	2,638	(30)	2,608
– stage 3	—	—	—	—	225	225	(21)	204
– POCI	—	—	—	—	—	—	—	—
At 31 Dec 2021	1,798,075	447,210	369,625	40,843	20,414	2,676,167	(12,068)	2,664,099
Debt instruments at FVOCI[1]
– stage 1	319,557	12,196	11,354	—	—	343,107	(67)	343,040
– stage 2	604	102	323	1,087	—	2,116	(22)	2,094
– stage 3	—	—	—	—	—	—	—	—
– POCI	—	—	—	—	46	46	(7)	39
At 31 Dec 2021	320,161	12,298	11,677	1,087	46	345,269	(96)	345,173
1    For the purposes of this disclosure, gross carrying value is defined as the amortised cost of a financial asset, before adjusting for any loss allowance. As such, the gross carrying value of debt instruments at FVOCI will not reconcile to the balance sheet as it excludes fair value gains and losses.

Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2022	1,577,582	(1,557)	155,742	(3,326)	19,797	(6,928)	274	(64)	1,753,395	(11,875)
Transfers of financial instruments:	(31,551)	(362)	26,697	809	4,854	(447)	—	—	—	—
– transfers from stage 1 to stage 2	(85,624)	192	85,624	(192)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	54,842	(531)	(54,842)	531	—	—	—	—	—	—
– transfers to stage 3	(1,131)	6	(5,059)	590	6,190	(596)	—	—	—	—
– transfers from stage 3	362	(29)	974	(120)	(1,336)	149	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	304	—	(379)	—	(61)	—	—	—	(136)
New financial assets originated or purchased	208,663	(223)	—	—	—	—	1	(1)	208,664	(224)
Assets derecognised (including final repayments)	(123,163)	72	(18,234)	166	(1,391)	192	(98)	—	(142,886)	430
Changes to risk parameters – further lending/repayments	(23,360)	185	(582)	53	(14)	227	(47)	3	(24,003)	468
Changes to risk parameters – credit quality	—	255	—	(700)	—	(1,292)	—	19	—	(1,718)
Changes to models used for ECL calculation	—	(9)	—	(34)	—	(2)	—	—	—	(45)
Assets written off	—	—	—	—	(1,270)	1,271	(10)	9	(1,280)	1,280
Credit-related modifications that resulted in derecognition	—	—	—	—	(2)	1	—	—	(2)	1
Foreign exchange	(74,283)	70	(7,897)	154	(1,157)	307	(3)	1	(83,340)	532
Other[1,2]	7,228	11	(615)	56	(457)	25	—	(10)	6,156	82
At 30 Jun 2022	1,541,116	(1,254)	155,111	(3,201)	20,360	(6,707)	117	(43)	1,716,704	(11,205)
ECL income statement change for the period		584		(894)		(936)		21		(1,225)
Recoveries										158
Other										5
Total ECL income statement change for the period										(1,062)

	At 30 Jun 2022		6 months ended 30 Jun 2022
	Gross carrying/nominal amount	Allowance for ECL	ECL release/(charge)
	$m	$m	$m
As above	1,716,704	(11,205)	(1,062)
Other financial assets measured at amortised cost	950,007	(281)	(20)
Non-trading reverse purchase agreement commitments	69,584	—	—
Performance and other guarantees not considered for IFRS 9	—	—	14
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/Summary consolidated income statement	2,736,295	(11,486)	(1,068)
Debt instruments measured at FVOCI	274,765	(120)	(22)
Total allowance for ECL/total income statement ECL change for the period	n/a	(11,606)	(1,090)
1    Total includes $2.8bn of gross carrying loans and advances, which were classified to assets held for sale and a corresponding allowance for ECL of $147m, reflecting business disposals as disclosed in Note 15 ‘Business acquisitions and disposals’ on page 127.
2    Includes $8.9bn of gross carrying amounts of stage 1 loans and advances to banks, representing the balance maintained with the Bank of England to support Bacs along with Faster Payments and the cheque-processing Image Clearing System in the UK. This balance was previously reported under ‘Cash and balances at central banks’. Comparatives have not been restated.

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees (continued)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2021	1,506,451	(2,331)	223,432	(5,403)	20,424	(7,544)	279	(113)	1,750,586	(15,391)
Transfers of financial instruments:	21,107	(1,792)	(27,863)	2,601	6,756	(809)	—	—	—	—
– transfers from stage 1 to stage 2	(159,633)	527	159,633	(527)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	182,432	(2,279)	(182,432)	2,279	—	—	—	—	—	—
– transfers to stage 3	(2,345)	24	(6,478)	1,010	8,823	(1,034)	—	—	—	—
– transfers from stage 3	653	(64)	1,414	(161)	(2,067)	225	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	1,225	—	(596)	—	(34)	—	—	—	595
New financial assets originated or purchased	444,070	(553)	—	—	—	—	124	—	444,194	(553)
Assets derecognised (including final repayments)	(304,158)	174	(31,393)	489	(2,750)	458	(10)	6	(338,311)	1,127
Changes to risk parameters – further lending/repayment	(61,742)	547	(3,634)	498	(1,268)	576	(108)	12	(66,752)	1,633
Changes to risk parameters – credit quality	—	1,111	—	(1,012)	—	(2,354)	—	28	—	(2,227)
Changes to models used for ECL calculation	—	(17)	—	(33)	—	1	—	—	—	(49)
Assets written off	—	—	—	—	(2,610)	2,605	(7)	7	(2,617)	2,612
Credit-related modifications that resulted in derecognition	—	—	—	—	(125)	—	—	—	(125)	—
Foreign exchange	(25,231)	26	(2,918)	45	(479)	157	(4)	1	(28,632)	229
Other[1]	(2,915)	53	(1,882)	85	(151)	16	—	(5)	(4,948)	149
At 31 Dec 2021	1,577,582	(1,557)	155,742	(3,326)	19,797	(6,928)	274	(64)	1,753,395	(11,875)
ECL income statement change for the period		2,487		(654)		(1,353)		46		526
Recoveries										409
Other										(111)
Total ECL income statement change for the period[2]										824

	At 31 Dec 2021		12 months ended 31 Dec 2021
	Gross carrying/nominal amount	Allowance for ECL	ECL charge
	$m	$m	$m
As above	1,753,395	(11,875)	824
Other financial assets measured at amortised cost	880,351	(193)	(19)
Non-trading reverse purchase agreement commitments	42,421	—	—
Performance and other guarantees not considered for IFRS 9	—	—	75
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/Summary consolidated income statement	2,676,167	(12,068)	880
Debt instruments measured at FVOCI	347,203	(96)	48
Total allowance for ECL/total income statement ECL change for the period	n/a	(12,164)	928
1    Total includes $3.0bn of gross carrying loans and advances to customers, which were classified to assets held for sale and a corresponding allowance for ECL of $123m, reflecting our exit of domestic mass market retail banking in the US.
2    The 31 December 2021 total ECL income statement change of $824m is attributable to $706m for the six months ended 30 June 2021 and $118m to the six months ended 31 December 2021.

Disclosure of value at risk

Trading VaR, 99% 1 day
	Foreign exchange and commodity	Interest rate	Equity	Credit spread	Portfolio diversification[1]	Total
	$m	$m	$m	$m	$m	$m
Half-year to 30 Jun 2022	11.3	26.8	14.6	16.1	(32.5)	36.3
Average	14.2	26.3	14.5	19.1	(35.1)	39.1
Maximum	29.2	33.9	19.2	27.9		55.6
Minimum	5.7	20.3	11.5	12.0		29.1

Half-year to 30 Jun 2021	13.6	33.5	15.8	18.3	(42.5)	38.7
Average	15.0	33.4	16.5	18.1	(46.2)	36.8
Maximum	31.8	50.4	24.3	29.4		48.2
Minimum	6.9	18.5	12.1	12.2		31.1

Half-year to 31 Dec 2021	9.1	25.9	15.4	24.8	(36.5)	38.8
Average	10.9	34.2	16.8	20.2	(44.8)	37.3
Maximum	20.0	51.7	22.7	26.9		53.8
Minimum	6.7	25.2	13.3	15.6		27.7
1    When VaR is calculated at a portfolio level, natural offsets in risk can occur when compared with aggregating VaR at the asset class level. This difference is called portfolio diversification. The asset class VaR maxima and minima reported in the table occurred on different dates within the reporting period. For this reason, we do not report an implied portfolio diversification measure between the maximum (minimum) asset class VaR measures and the maximum (minimum) total VaR measures in this table.

Non-trading VaR, 99% 1 day
	Interest rate	Credit spread	Portfolio diversification[1]	Total
	$m	$m	$m	$m
Half-year to 30 Jun 2022	113.3	53.3	(45.7)	120.8
Average	148.4	61.9	(36.7)	173.7
Maximum	225.5	84.7		265.3
Minimum	109.2	50.3		119.1

Half-year to 30 Jun 2021	193.7	73.8	(18.0)	249.5
Average	201.1	80.5	(31.2)	250.5
Maximum	248.7	99.3		298.8
Minimum	163.3	64.7		193.5

Half-year to 31 Dec 2021	216.4	70.3	(66.3)	220.4
Average	200.3	73.4	(49.1)	224.6
Maximum	235.7	79.9		268.4
Minimum	179.3	68.7		194.6
1    When VaR is calculated at a portfolio level, natural offsets in risk can occur when compared with aggregating VaR at the asset class level. This difference is called portfolio diversification. The asset class VaR maxima and minima reported in the table occurred on different dates within the reporting period. For this reason, we do not report an implied portfolio diversification measure between the maximum (minimum) asset class VaR measures and the maximum (minimum) total VaR measures in this table.

Disclosure of amounts arising from insurance contracts

Balance sheet of insurance manufacturing subsidiaries by type of contract
	With DPF	Unit- linked	Other contracts[1]	Shareholder assets and liabilities	Total
	$m	$m	$m	$m	$m
Financial assets	89,110	8,294	20,912	8,435	126,751
– trading assets	—	—	—	—	—
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	29,688	8,073	3,752	1,395	42,908
– derivatives	210	—	21	5	236
– financial investments – at amortised cost	44,257	57	15,683	4,410	64,407
– financial investments – at fair value through other comprehensive income	8,992	—	432	1,750	11,174
– other financial assets[2]	5,963	164	1,024	875	8,026
Reinsurance assets	2,270	67	1,841	3	4,181
PVIF[3]	—	—	—	10,437	10,437
Other assets and investment properties	2,498	4	224	964	3,690
Total assets at June 2022	93,878	8,365	22,977	19,839	145,059
Liabilities under investment contracts designated at fair value	—	2,177	3,407	—	5,584
Liabilities under insurance contracts	90,169	5,558	17,468	—	113,195
Deferred tax[4]	223	5	17	1,616	1,861
Other liabilities	—	—	—	7,113	7,113
Total liabilities	90,392	7,740	20,892	8,729	127,753
Total equity	—	—	—	17,306	17,306
Total liabilities and equity at June 2022	90,392	7,740	20,892	26,035	145,059

Financial assets	88,969	8,881	19,856	9,951	127,657
– trading assets	—	—	—	—	—
– financial assets designated at fair value	30,669	8,605	3,581	1,827	44,682
– derivatives	129	1	15	2	147
– financial investments at amortised cost	42,001	61	14,622	4,909	61,593
– financial investments at fair value through other comprehensive income	10,858	—	459	1,951	13,268
– other financial assets[2]	5,312	214	1,179	1,262	7,967
Reinsurance assets	2,180	72	1,666	3	3,921
PVIF[3]	—	—	—	9,453	9,453
Other assets and investment properties	2,558	1	206	820	3,585
Total assets at December 2021	93,707	8,954	21,728	20,227	144,616
Liabilities under investment contracts designated at fair value	—	2,297	3,641	—	5,938
Liabilities under insurance contracts	89,492	6,558	16,757	—	112,807
Deferred tax[4]	179	9	24	1,418	1,630
Other liabilities	—	—	—	7,269	7,269
Total liabilities	89,671	8,864	20,422	8,687	127,644
Total equity	—	—	—	16,972	16,972
Total liabilities and equity at December 2021	89,671	8,864	20,422	25,659	144,616
1    Other contracts includes term assurance, credit life insurance, universal life insurance and certain investment contracts not included in the ‘Unit-linked’ or ‘With DPF’ columns.
2    Comprise mainly loans and advances to banks, cash and inter-company balances with other non-insurance legal entities.
3    Present value of in-force long-term insurance business.
4    Deferred tax includes the deferred tax liabilities arising on recognition of PVIF.

Disclosure of sensitivity to insurance risk

Sensitivity of HSBC’s insurance manufacturing subsidiaries to market risk factors

	At 30 Jun 2022		At 31 Dec 2021
	Effect on profit after tax	Effect on total equity	Effect on profit after tax	Effect on total equity
	$m	$m	$m	$m
+100 basis point parallel shift in yield curves	(136)	(270)	(2)	(142)
-100 basis point parallel shift in yield curves	(47)	92	(154)	(9)
10% increase in equity prices	373	373	369	369
10% decrease in equity prices	(388)	(388)	(377)	(377)
10% increase in US dollar exchange rate compared with all currencies	126	126	80	80
10% decrease in US dollar exchange rate compared with all currencies	(127)	(127)	(80)	(80)